Risks and Concentration - Customers And Vendors Concentration (Details)	12 Months Ended
	Mar. 31, 2025 item customer	Mar. 31, 2024 customer item	Mar. 31, 2023 customer item
Customer concentration risk | Total revenues | Non-related party
Risks and Concentration
Number of customers	3	3	2
Customer concentration risk | Total revenues | Non-related party | Customer one
Risks and Concentration
Concentration Risk Percentage (%)	23.50%	18.40%	16.00%
Customer concentration risk | Total revenues | Non-related party | Customer two
Risks and Concentration
Concentration Risk Percentage (%)	21.60%	17.10%	13.30%
Customer concentration risk | Total revenues | Non-related party | Customer three
Risks and Concentration
Concentration Risk Percentage (%)	16.00%	13.00%
Customer concentration risk | Total revenues | Related party
Risks and Concentration
Number of customers	1	1	1
Customer concentration risk | Total revenues | Related party | Customer one
Risks and Concentration
Concentration Risk Percentage (%)	27.80%	20.40%	14.40%
Customer concentration risk | Total accounts receivable
Risks and Concentration
Number of customers	4	4
Customer concentration risk | Total accounts receivable | Customer one
Risks and Concentration
Concentration Risk Percentage (%)	31.00%	23.10%
Customer concentration risk | Total accounts receivable | Customer two
Risks and Concentration
Concentration Risk Percentage (%)	26.30%	16.70%
Customer concentration risk | Total accounts receivable | Customer three
Risks and Concentration
Concentration Risk Percentage (%)	22.80%	16.50%
Customer concentration risk | Total accounts receivable | Customer four
Risks and Concentration
Concentration Risk Percentage (%)	15.10%	12.80%
Vendor concentration risk | Total purchases
Risks and Concentration
Number of vendors | item	4	4	3
Vendor concentration risk | Total purchases | Vendor one
Risks and Concentration
Concentration Risk Percentage (%)	23.40%	22.60%	17.60%
Vendor concentration risk | Total purchases | Vendor two
Risks and Concentration
Concentration Risk Percentage (%)	23.30%	17.70%	16.70%
Vendor concentration risk | Total purchases | Vendor three
Risks and Concentration
Concentration Risk Percentage (%)	13.00%	10.80%	13.40%
Vendor concentration risk | Total purchases | Vendor four
Risks and Concentration
Concentration Risk Percentage (%)	10.00%	10.10%
Vendor concentration risk | Total advances to vendors
Risks and Concentration
Number of vendors | item	2	4
Vendor concentration risk | Total advances to vendors | Vendor one
Risks and Concentration
Concentration Risk Percentage (%)	44.90%	31.80%
Vendor concentration risk | Total advances to vendors | Vendor two
Risks and Concentration
Concentration Risk Percentage (%)	39.60%	17.50%
Vendor concentration risk | Total advances to vendors | Vendor three
Risks and Concentration
Concentration Risk Percentage (%)		16.30%
Vendor concentration risk | Total advances to vendors | Vendor four
Risks and Concentration
Concentration Risk Percentage (%)		15.60%